Fair Value Measurements and Hedging (Details Narrative) € in Thousands, $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 980		$ (1,861)	$ (3,539)
Gain (Loss) on Foreign Currency Derivative Instruments Designated as Hedging Instruments		0		103	0
Restricted cash, current		11,808		11,218
Derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Restricted cash, current		540		732
Early Termination of Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain/(Loss) on Early Termination of Interest Rate Swap		771
Six Foreign Currency Forward Contracts [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, Notional Amount						$ 8,040,000
Gain (Loss) on Foreign Currency Derivative Instruments Designated as Hedging Instruments				103
De-designated Interest Rate Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		129		$ 1,964	$ 3,539
Amortization [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments		$ 851
Investment In Debt Security [Member] | Attica [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Principal Amount | €	€ 800,000
Fixed annual interest rate	7.375%
Debt Securities, Available-for-Sale, Issuance Date	Jun. 13, 2025
Debt Securities, Available-for-Sale, Maturity Date	Jun. 13, 2035
Investment In Debt Security [Member] | Aktor [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Principal Amount | €			€ 425,000
Fixed annual interest rate		4.70%
Debt Securities, Available-for-Sale, Issuance Date		Dec. 15, 2025
Debt Securities, Available-for-Sale, Maturity Date		Dec. 15, 2030